Note 12 - Common Shares and Additional Paid-in Capital (Details Textual) - USD ($)	3 Months Ended			6 Months Ended		37 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	May 23, 2022
Stock Repurchased and Retired During Period, Value				$ 1,307,133
Common Stock, Dividends, Per Share, Declared				$ 1.3	$ 1.2
Dividends, Common Stock				$ 9,131,297	$ 8,416,716
Payments of Ordinary Dividends, Common Stock				4,518,889	8,309,042
Restricted Stock [Member]
Dividends Payable	$ 240,000		$ 110,000	240,000	$ 110,000	$ 240,000
Nonrestricted Shares [Member]
Dividends Payable	$ 4,500,000			4,500,000		4,500,000
O2024Q1Dividends [Member]
Common Stock, Dividends, Per Share, Declared					$ 0.6
Dividends Payable, Date Declared					Feb. 28, 2024
O2024Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Declared			$ 0.6
Dividends Payable, Date Declared			May 31, 2024
O2025Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Declared		$ 0.65
Dividends Payable, Date Declared		Feb. 28, 2025
O 2025 Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Declared	$ 0.65
Dividends Payable, Date Declared	May 31, 2025
Share Repurchase Program [Member]
Share Repurchase Program, Authorized, Amount							$ 20,000,000
Stock Repurchased and Retired During Period, Value				$ 1,300,000		$ 10,500,000
Stock Repurchased and Retired During Period, Shares				40,925		466,374